Business Combination - Recapitalization (Details) - USD ($)		3 Months Ended		9 Months Ended
	Jun. 24, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 25, 2024	Dec. 31, 2023
Business Combination
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001			$ 0.0001
Number of shares of common stock per warrant or right	1
Exercise price of warrants (in dollars per share)	$ 11.50	$ 9.65		$ 9.65
Shares and options granted	$ 60,500,000
Share-based compensation expense		$ 349,095	$ 0	$ 381,084	$ 0
Conversion of convertible securities	292,500
Common stock outstanding immediately following the closing of the Business Combination	14,692,820	15,362,278		15,362,278		14,692,820	4,639,643
DHAC public shareholders
Business Combination
Number of shares issued	114,966
DHAC founders
Business Combination
Number of shares issued	3,432,000
Common stock outstanding immediately following the closing of the Business Combination						3,432,000
Bridge Investor
Business Combination
Number of shares issued	630,000
Other Current DHAC Shareholders
Business Combination
Number of shares issued	27,000
Stock Options
Business Combination
Vested	803,646
Share-based compensation expense	$ 0
Share-based payment award, shares issued in period	174,302
Award requisite service period	1 year
Stock Options | Minimum
Business Combination
Share-based payment award, award vesting rights, percentage	40.00%
Stock Options | Maximum
Business Combination
Share-based payment award, award vesting rights, percentage	60.00%
iDoc
Business Combination
Number of shares of common stock called by each rights issued	994.38
Shares for iDoc acquisition (shares)	4,950,000
VSee Lab, Inc
Business Combination
Number of shares of common stock per warrant or right	0.40
Shares for iDoc acquisition (shares)	5,246,354